FDIC Indemnification Asset (Details Textual)	12 Months Ended
Dec. 31, 2012 Agreements
FDIC Indemnification Asset (Textual) [Abstract]
Single family shared loss agreement number	3
Commercial and other loans shared agreement number	3
Single family shared loss agreement period	10 years
Commercial and other loans shared agreement period	5 years
Recovery period to FDIC for other covered assets	8 years
Percentage future credit losses and workout expenses to be absorbed by FDIC	80.00%